LEASES	12 Months Ended
Jan. 31, 2022
Leases [Abstract]
LEASES [Text Block]

11. LEASES

On February 1, 2020 the Company adopted ASC 842 using the modified retrospective transition approach which requires the recognition of lease assets and liabilities for operating and finance leases. Beginning on February 1, 2020, the Company's financial statements are presented in accordance with the revised policy.

The Company's accounting policy is described in note 3. As a result of the adoption of ASC 842, the Company recorded operating right-of-use assets of $5,001,360, and operating lease liabilities of $5,001,360.

The Company's leases consist of land and buildings used in the cultivation, processing, and warehousing of its products. All leases were found to be operating leases in accordance with ASC 842.

The following table presents the Company's active leases and total lease term under contract:

Entity Name/Lessee	Asset	Useful life (years)	Type
Swell Companies, LTD	Land/Building	5	Operating lease
Silver State Cultivation LLC	Land/Building	12	Operating lease
Silver State Relief LLC (Sparks)	Land/Building	12	Operating lease
Silver State Relief LLC (Fernley)	Land/Building	12	Operating lease
Megawood Enterprises Inc.	Land/Building	5	Operating lease
Phantom Distribution, LLC	Land/Building	5	Operating lease
63353 Bend, LLC	Land/Building	5	Operating lease
20727-4 Bend, LLC	Land/Building	5	Operating lease
4964 BFH, LLC	Land/Building	5	Operating lease

For the years ended January 31, 2022 and 2021, the Company incurred operating lease costs of $1,403,743 and $1,249,422, respectively. Of these amounts, $812,368 and $700,185, were allocated to inventory, respectively.

The following table displays the weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term:

	January 31, 2022	January 31, 2021
Weighted average discount rate	10%	10%
Weighted average remaining lease term (years)	10.46	11.32

The maturity of the contractual undiscounted lease liabilities of the Company's operating leases as of January 31, 2022 is as follows:

Year ending January,	$
2023	1,239,090
2024	1,276,263
2025	1,314,551
2026	1,353,987
2027	1,394,607
Thereafter	9,148,938
Total undiscounted lease liabilities	15,727,436
Interest on lease liabilities	(6,448,313)
Total present value of minimum lease payments	9,279,123
Current portion of lease liability	325,698
Lease liability	8,953,425

As at January 31, 2022, liabilities classified as held for sale includes lease liabilities of $412,093 (2021 - 1,217,499). The Company has total undiscounted lease liabilities with related parties of $16,792,993 (note 18). Of the total undiscounted lease liabilities, $1,065,557 are classified as held for sale.